Prepayments and Other Assets, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Assets Movement of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ 805	$ 990
Reversal of expected credit losses	(99)	(190)
Foreign exchange difference	(5)	5
Balance at end of the year	$ 701	$ 805